Segment Reporting - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Revenue, Major Customer [Line Items]
Property and equipment, net	$ 7,255	$ 7,423
Geographic Concentration Risk [Member] | Revenue Benchmark [Member] | Other than U.S. and Brazil [Member]
Revenue, Major Customer [Line Items]
Concentration risk percentage	10.00%	10.00%	10.00%
Geographic Concentration Risk [Member] | Revenue Benchmark [Member] | U.S. [Member]
Revenue, Major Customer [Line Items]
Concentration risk percentage	68.00%	62.00%	75.00%
Geographic Concentration Risk [Member] | Property, plant and equipment [Member] | U.S. [Member]
Revenue, Major Customer [Line Items]
Concentration risk percentage	99.00%	99.00%
Property and equipment, net	$ 7,200	$ 7,300